Loans and Borrowings (Details) - CNY (¥)	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Loans and Borrowings [Line Items]
Purchaser lessor term	2 years
Pledged assets	¥ 105,618,255	¥ 103,502,801
Total guaranteed amount	¥ 40,000,000
Haier Financial Leasing Co. LTD [Member]
Loans and Borrowings [Line Items]
Weighted average interest rate	4.47%	4.93%	4.82%